Note 9 - Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
9.	Convertible Preferred Stock

As part of the Merger Agreement, all shares of the Series A convertible preferred stock and Series B convertible preferred stock converted to common stock, pursuant to the conversion rights.

The holders of preferred stock had various rights and preferences as follows:

Dividends

The preferred stockholders were entitled to receive, when and as declared by the Board of Directors, out of funds legally available, cash dividends in the amount of $0.0488 and $0.004, respectively, per share, per year for each share of Series A and Series B outstanding in preference and priority to any declaration or payment of any distribution on common stock in such calendar year. These dividends are noncumulative. No distributions could be made to common stock unless all declared dividends on preferred stock have been paid or set aside for payment. No dividends have been declared to date.

Liquidation

Upon liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A and Series B were entitled to receive an amount per share equal to the original issuance price for the preferred stock (as adjusted for any stock dividends, stock splits or recapitalization and similar events), plus all declared and unpaid dividends thereon to the date fixed for such distribution. If upon the liquidation event, there were insufficient funds to permit the payment to stockholders of the full preferential amounts, then the entire assets and funds of the Company would be distributed ratably among the holders of preferred stock.

Conversion

At the option of the holder thereof, each share of preferred stock was convertible, at the option of the holder at any time after the date of issuance into fully paid and non-assessable shares of common stock as determined by dividing the applicable original issue price for such series by the conversion price for such series. The conversion price was $0.05 for Series A and Series B.

Each share of preferred stock was to automatically be converted into shares of common stock at their respective conversion price immediately upon the earlier of (A) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933 covering the offering and sale of the Company’s common stock provided the aggregate gross proceeds to the Company and/or selling stockholders was not less than $30,000,000 prior to underwriters’ commissions and expenses, or (B) upon receipt of a written request for conversion from the holders of a majority of the voting power of the outstanding shares of preferred stock.

Voting

Each holder of preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such holder’s shares of preferred stock could be converted as of the record date. The holders of shares of the preferred stock were entitled to vote on all matters on which the common stock was entitled to vote. The holders of preferred stock, voting as a separate class, were entitled to elect two members of the Board of Directors. The holders of common stock, voting as a separate class, were entitled to elect one member of the Board of Directors. Any additional members of the Board of Directors were to be elected by the holders of common stock and preferred stock, voting together as a single class.

Warrants for Convertible Preferred Stock

In connection with the loan and security agreement entered into in December 2008, the Company issued a warrant to purchase a total of 196,721 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $53,863 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.7% and a contractual life of ten years. The warrant was to expire on December 2, 2018. The fair value of the warrant was recorded as a debt issuance cost in other assets and was amortized to interest expense over the draw down term of the loan. The entire amount of the warrant was amortized to interest expense in the year ended December 31, 2008. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $9,639 and $(2,361) were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the Series A offering in 2009, the Company issued warrants to purchase 245,900 shares of Series A for $0.61 per share in April 2009. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants on the date of issuance to be $70,082 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.8% and a contractual life of ten years. The warrants were to expire on April 2, 2019. The fair value of the warrants was recorded as an equity issuance cost. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $11,803 and $(984) were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the loan and security agreement entered into in November 2010, the Company issued a warrant to purchase a total of 163,934 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $46,721 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.9% and a contractual life of ten years. The warrant was to expire on November 19, 2020. The fair value of the warrant was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $2,295 and $(1,311) were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In connection with the loan and security agreement entered into in April 2012, the Company issued a warrant to purchase a total of 73,770 shares of Series A at an exercise price of $0.61 per share. The warrant had a contractual life of ten years and was exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $27,443 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 92%, risk free interest rate of 1.98% and a contractual life of ten years. The warrant was to expire on April 19, 2022. The fair value of the warrant was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $3,025 and $885 was recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In May 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $84,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants were to expire on May 9, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $2,000 and $2,000 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In June 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants were to expire on June 30, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $4,000 and $4,000 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In September 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants were to expire on September 9, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $0 and $4,000 was recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In November 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $42,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.1% and a contractual life of ten years. The warrants were to expire on November 30, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $1,000 and $1,000 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In December 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $41,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants were to expire on December 19, 2021. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $1,000 and $0 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In January 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 910,445 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $37,328 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants were to expire on January 31, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $3,642 and $910 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

In February 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 738,535 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $31,018 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.98% and a contractual life of ten years. The warrants were to expire on February 27, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $2,954 and $740 were recorded to other income (expense), net, respectively, for the nine months ended September 30 2014 and 2013. The warrants were extinguished in connection with the Merger.

In April 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,351,019 shares of Series B at an exercise price of $0.05 per share. The warrants had a contractual life of ten years and were exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $98,743 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants were to expire on April 16, 2022. The fair value of the warrants was recorded as a debt discount and amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of the date of the Merger, September 23, 2014, and September 30, 2013 and $9,404 and $2,351 were recorded to other income (expense), net, respectively, for the nine months ended September 30, 2014 and 2013. The warrants were extinguished in connection with the Merger.

Convertible preferred stock warrants outstanding as of December 31, 2013 were as follows:

				Number of
				Shares
	Series			Outstanding	Fair Value
	Exercisable	Expiration	Exercise	Under	December 31,
Issuance Date	for	Date	Price	Warrants	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,066
April 2009	Series A	April 2, 2019	0.61	245,900	58,278
November 2010	Series A	November 19, 2020	0.61	163,934	46,393
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,224
February 2012	Series B	February 28, 2022	0.05	738,535	22,895
April 2012	Series B	April 16, 2022	0.05	2,351,019	72,882
April 2012	Series A	April 19, 2022	0.61	73,770	24,934
				16,680,324	$623,672

9.	Convertible Preferred Stock

In April 2012, the Company amended and restated its Certificate of Incorporation to decrease the number of authorized Series A convertible preferred stock (“Series A”) to 24,543,626 and create a new series of preferred stock, to be designated Series B convertible preferred stock (“Series B”), consisting of 227,000,000 authorized shares.

The holders of preferred stock have various rights and preferences as follows:

Dividends

The preferred stockholders are entitled to receive, when and as declared by the Board of Directors, out of funds legally available, cash dividends in the amount of $0.0488 and $0.004, respectively, per share, per year for each share of Series A and Series B outstanding in preference and priority to any declaration or payment of any distribution on common stock in such calendar year. These dividends are noncumulative. No distributions shall be made to common stock unless all declared dividends on preferred stock have been paid or set aside for payment. No dividends have been declared to date.

Liquidation

Upon liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, the holders of the Series A and Series B are entitled to receive an amount per share equal to the original issuance price for the preferred stock (as adjusted for any stock dividends, stock splits or recapitalization and similar events), plus all declared and unpaid dividends thereon to the date fixed for such distribution. If upon the liquidation event, there are insufficient funds to permit the payment to stockholders of the full preferential amounts, then the entire assets and funds of the Company will be distributed ratably among the holders of preferred stock.

Conversion

At the option of the holder thereof, each share of preferred stock shall be convertible, at the option of the holder at any time after the date of issuance into fully paid and non-assessable shares of common stock as determined by dividing the applicable original issue price for such series by the conversion price for such series. The conversion price is $0.05 for Series A and Series B.

Each share of preferred stock shall automatically be converted into shares of common stock at their respective conversion price immediately upon the earlier of (A) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933 covering the offering and sale of the Company’s common stock provided the aggregate gross proceeds to the Company and/or selling stockholders are not less than $30,000,000 prior to underwriters’ commissions and expenses, or (B) upon receipt of a written request for conversion from the holders of a majority of the voting power of the outstanding shares of preferred stock.

Voting

Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which such holder’s shares of preferred stock could be converted as of the record date. The holders of shares of the preferred stock shall be entitled to vote on all matters on which the common stock shall be entitled to vote. The holders of preferred stock, voting as a separate class, shall be entitled to elect two members of the Board of Directors. The holders of common stock, voting as a separate class, shall be entitled to elect one member of the Board of Directors. Any additional members of the Board of Directors shall be elected by the holders of common stock and preferred stock, voting together as a single class.

Warrants for Convertible Preferred Stock

In connection with the issuance of Series A in August 2007, the investors acquired the rights to purchase additional shares of Series A at $0.61 per share. Such rights lapsed upon the achievement of certain milestones which occurred in April 2009. The Company calculated the fair value of these rights to be $357,829 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 46%, risk free interest rate of 3.9% and a contractual life of 1.4 years. This amount was revalued as of December 31, 2007 and 2008 and $23,143 and $266,293 was recorded to other income (expense), net, respectively. The warrant was revalued upon the achievement of the milestones and $68,393 was recorded to other income (expense), net, during the year ended December 31, 2009.

In connection with the loan and security agreement entered into in December 2008, the Company issued a warrant to purchase a total of 196,721 shares of Series A at an exercise price of $0.61 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $53,863 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.7% and a contractual life of ten years. The warrant expires on December 2, 2018. The fair value of the warrant was recorded as a debt issuance cost in other assets and was amortized to interest expense over the draw down term of the loan. The entire amount of the warrant was amortized to interest expense in the year ended December 31, 2008. The fair value of the warrant was re-measured as of December 31, 2012 and 2013 and ($4,131) and $6,885 were recorded to other income (expense), net, respectively, and $9,797 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In connection with the Series A offering in 2009, the Company issued warrants to purchase 245,900 shares of Series A for $0.61 per share in April 2009. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants on the date of issuance to be $70,082 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.8% and a contractual life of ten years. The warrants expire on April 2, 2019. The fair value of the warrants was recorded as an equity issuance cost. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and ($5,900) and $8,607 were recorded to other income (expense), net, respectively, and $11,804 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In connection with the loan and security agreement entered into in November 2010, the Company issued a warrant to purchase a total of 163,934 shares of Series A at an exercise price of $0.61 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $46,721 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 79%, risk free interest rate of 2.9% and a contractual life of ten years. The warrant expires on November 19, 2020. The fair value of the warrant was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of December 31, 2012 and 2013 and ($6,485) and $2,131 were recorded to other income (expense), net, respectively, and $328 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In connection with the loan and security agreement entered into in April 2012, the Company issued a warrant to purchase a total of 73,770 shares of Series A at an exercise price of $0.61 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrant on the date of issuance to be $27,443 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 92%, risk free interest rate of 1.98% and a contractual life of ten years. The warrant expires on April 19, 2022. The fair value of the warrant was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrant was re-measured as of December 31, 2012 and 2013 and $591 and $1,918 was recorded to other income (expense), net, respectively, and $2,509 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In May 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $84,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants expire on May 9, 2021. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $23,000 and $6,000 were recorded to other income (expense), net, respectively, and $30,000 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In June 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 3.2% and a contractual life of ten years. The warrants expire on June 30, 2021. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $46,000 and $12,000 were recorded to other income (expense), net, respectively, and $60,000 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In September 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 4,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $168,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants expire on September 9, 2021. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $46,000 and $12,000 was recorded to other income (expense), net, respectively, and $60,000 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In November 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $42,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.1% and a contractual life of ten years. The warrants expire on November 30, 2021. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $11,000 and $2,000 were recorded to other income (expense), net, respectively, and $14,000 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In December 2011, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 1,000,000 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $41,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants expire on December 19, 2021. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $11,000 and $2,000 were recorded to other income (expense), net, respectively, and $13,000 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In January 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 910,445 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $37,328 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.8% and a contractual life of ten years. The warrants expire on January 1, 2022. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $7,283 and $1,821 was recorded to other income (expense), net, respectively, and $9,104 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In February 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 738,535 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $31,018 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 1.98% and a contractual life of ten years. The warrants expire on February 27, 2022. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $6,646 and $1,477 was recorded to other income (expense), net, respectively, and $8,123 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

In April 2012, in connection with the issuance of convertible promissory notes, the Company issued warrants to purchase 2,351,019 shares of Series B at an exercise price of $0.05 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the value of the warrants on the date of issuance to be $98,743 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 84%, risk free interest rate of 2.0% and a contractual life of ten years. The warrants expire on April 16, 2022. The fair value of the warrants was recorded as a debt discount and will be amortized to interest expense over the life of the loan. The fair value of the warrants was re-measured as of December 31, 2012 and 2013 and $21,159 and $4,702 was recorded to other income (expense), net, respectively, and $25,861 was recorded for the cumulative period from September 21, 2005 (date of inception) to December 31, 2013.

Convertible preferred stock warrants outstanding as of December 31, 2012 were as follows:

	Series			Number of	Fair Value as of
	Exercisable	Expiration	Exercise	Warrants	December 31,
Issuance Date	for	Date	Price	Outstanding	2012

December 2008	Series A	December 2, 2018	$0.61	196,721	$50,951
April 2009	Series A	April 2, 2019	0.61	245,900	66,885
November 2010	Series A	November 19, 2020	0.61	163,934	48,524
May 2011	Series B	May 6, 2021	0.05	2,000,000	60,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	120,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	120,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	30,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	30,000
January 2012	Series B	January 31, 2022	0.05	910,445	30,045
February 2012	Series B	February 28, 2022	0.05	738,535	24,372
April 2012	Series B	April 16, 2022	0.05	2,351,019	77,584
April 2012	Series A	April 19, 2022	0.61	73,770	26,852
				16,680,324	$685,213

Convertible preferred stock warrants outstanding as of December 31, 2013 were as follows:

	Series			Number of	Fair Value as of
	Exercisable	Expiration	Exercise	Warrants	December 31,
Issuance Date	for	Date	Price	Outstanding	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,066
April 2009	Series A	April 2, 2019	0.61	245,900	58,278
November 2010	Series A	November 19, 2020	0.61	163,934	46,393
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,224
February 2012	Series B	February 28, 2022	0.05	738,535	22,895
April 2012	Series B	April 16, 2022	0.05	2,351,019	72,882
April 2012	Series A	April 19, 2022	0.61	73,770	24,934
				16,680,324	$623,672